UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-02589

Eaton Vance Series Trust
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	December 31

Date of Reporting Period:	September 30, 2008

Item 1. Schedule of Investments

Eaton Vance Tax-Managed Growth Fund 1.0 as of September 30, 2008 (Unaudited)

Eaton Vance Tax-Managed Growth Fund 1.0 (the Fund), a series of Eaton Vance Series Trust, invests substantially all of its assets in Tax-Managed Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2008, the value of the Fund’s investment in the Portfolio was $760,570,176 and the Fund owned 5.1% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Growth Portfolio	as of September 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.1%

Security	Shares	Value
Aerospace & Defense — 4.0%
Boeing Co. (The)	973,013	$55,802,296
General Dynamics Corp.	1,484,304	109,274,460
Honeywell International, Inc.	293,134	12,179,718
Lockheed Martin Corp.	19,800	2,171,466
Northrop Grumman Corp.	3,054,737	184,933,778
Raytheon Co.	58,540	3,132,475
Rockwell Collins, Inc.	129,632	6,234,003
United Technologies Corp.	3,701,837	222,332,330
		$596,060,526
Air Freight & Logistics — 2.3%
CH Robinson Worldwide, Inc.	189,610	$9,662,526
FedEx Corp.	2,107,889	166,607,547
United Parcel Service, Inc., Class B	2,710,640	170,472,150
		$346,742,223
Airlines — 0.0%
Southwest Airlines Co.	333,772	$4,843,032
		$4,843,032
Auto Components — 0.2%
Johnson Controls, Inc.	741,207	$22,480,808
WABCO Holdings, Inc.	73,907	2,626,655
		$25,107,463
Automobiles — 0.1%
DaimlerChrysler AG	24,284	$1,226,342
Ford Motor Co. (1)	230	1,196
General Motors Corp.	5,288	49,972
Harley-Davidson, Inc.	172,991	6,452,564
		$7,730,074
Beverages — 7.2%
Anheuser-Busch Cos., Inc.	4,468,336	$289,905,640
Brown-Forman Corp., Class A	479,732	34,060,972
Brown-Forman Corp., Class B	45,820	3,290,334
Coca-Cola Co. (The)	5,414,924	286,341,181
Coca-Cola Enterprises, Inc.	894,224	14,996,136
Molson Coors Brewing Co., Class B	186,000	8,695,500
PepsiCo, Inc.	6,266,024	446,579,530
		$1,083,869,293
Biotechnology — 1.5%
Amgen, Inc. (1)	2,994,333	$177,474,117
Biogen Idec, Inc. (1)	212,420	10,682,602
Genentech, Inc. (1)	10,909	967,410
Genzyme Corp. (1)	244,348	19,765,310
Gilead Sciences, Inc. (1)	264,294	12,046,521
		$220,935,960
Building Products — 0.1%
Masco Corp.	651,978	$11,696,485
		$11,696,485

Capital Markets — 3.5%
Affiliated Managers Group, Inc. (1)	20,520	$1,700,082
Ameriprise Financial, Inc.	64,852	2,477,346
Bank of New York Mellon Corp. (The)	873,666	28,464,038
Charles Schwab Corp. (The)	746,547	19,410,222
Credit Suisse Group	155,136	7,264,219
Deutsche Bank AG	16,000	1,164,640
E*Trade Financial Corp. (1)	45,935	128,618
Federated Investors, Inc., Class B	1,213,184	35,000,358
Franklin Resources, Inc.	539,468	47,543,315
Goldman Sachs Group, Inc.	1,102,439	141,112,192
Knight Capital Group, Inc., Class A (1)	1,831	27,209
Legg Mason, Inc.	104,784	3,988,079
Merrill Lynch & Co., Inc.	1,815,320	45,927,596
Morgan Stanley	3,014,476	69,332,948
Northern Trust Corp.	676,158	48,818,608
Piper Jaffray Cos., Inc. (1)	8,742	378,092
Raymond James Financial, Inc.	157,500	5,194,350
State Street Corp.	595,981	33,899,399
T. Rowe Price Group, Inc.	341,862	18,361,408
UBS AG (1)	202,604	3,553,674
Waddell & Reed Financial, Inc., Class A	273,635	6,772,466
		$520,518,859
Chemicals — 1.0%
Arch Chemicals, Inc.	4,950	$174,735
Ashland, Inc.	39,261	1,147,992
Dow Chemical Co. (The)	252,579	8,026,961
E.I. Du Pont de Nemours & Co.	1,098,567	44,272,250
Ecolab, Inc.	414,911	20,131,482
Monsanto Co.	30,115	2,980,783
Olin Corp.	9,900	192,060
PPG Industries, Inc.	14,262	831,760
Rohm and Haas Co.	2,380	166,600
Sigma-Aldrich Corp.	1,049,102	54,993,927
Tronox, Inc., Class B	414	43
Valspar Corp. (The)	504,076	11,235,854
		$144,154,447
Commercial Banks — 4.6%
Associated Banc-Corp.	34,850	$695,257
Banco Bilbao Vizcaya Argentaria SA ADR	48,165	778,828
Bank of Hawaii Corp.	69,735	3,727,336
Bank of Montreal	33,047	1,424,326
BB&T Corp.	1,481,758	56,010,452
City National Corp.	143,260	7,779,018
Comerica, Inc.	304,100	9,971,439
Commerce Bancshares, Inc.	9,051	419,966
Fifth Third Bancorp	3,312,702	39,421,154
First Horizon National Corp.	67,864	635,210
HSBC Holdings PLC	220,592	3,523,255
HSBC Holdings PLC ADR	204,677	16,544,042
Huntington Bancshares, Inc.	436,586	3,488,322
KeyCorp	252,712	3,017,381
M&T Bank Corp.	63,370	5,655,772
Marshall & Ilsley Corp.	637,709	12,849,836
National City Corp.	930,915	1,629,101
PNC Financial Services Group, Inc.	86,068	6,429,280
Regions Financial Corp.	1,340,715	12,870,864
Royal Bank of Canada	609,575	29,271,791
Societe Generale	1,601,062	143,501,078
SunTrust Banks, Inc.	804,801	36,207,997
Synovus Financial Corp.	390,874	4,045,546
Toronto-Dominion Bank	17,915	1,092,636
Trustmark Corp.	205,425	4,260,514
U.S. Bancorp	4,907,892	176,782,270
Valley National Bancorp.	5,490	115,070
Wells Fargo & Co.	2,830,528	106,229,716
Westamerica Bancorporation	1,968	113,219
Zions Bancorporation	107,218	4,149,337
		$692,640,013

Commercial Services & Supplies — 0.2%
ACCO Brands Corp. (1)	15,490	$116,795
Allied Waste Industries, Inc. (1)	600,000	6,666,000
Avery Dennison Corp.	56,594	2,517,301
Cintas Corp.	278,901	8,007,248
Herman Miller, Inc.	144,000	3,523,680
HNI Corp.	291,437	7,385,014
PHH Corp. (1)	20,068	266,704
Pitney Bowes, Inc.	43,177	1,436,067
RR Donnelley & Sons Co.	6,683	163,934
Waste Management, Inc.	111,460	3,509,875
		$33,592,618
Communications Equipment — 2.9%
Alcatel SA ADR (1)	89,240	$342,682
Cisco Systems, Inc. (1)	8,584,897	193,675,276
Corning, Inc.	3,669,445	57,390,120
EchoStar Corp., Class A (1)	7,030	169,423
Juniper Networks, Inc. (1)	137,033	2,887,285
Motorola, Inc.	1,162,768	8,302,164
Nokia Oyj ADR	1,897,385	35,386,230
Nortel Networks Corp. (1)	31,316	70,148
QUALCOMM, Inc.	3,106,558	133,488,797
Research In Motion, Ltd. (1)	75,000	5,122,500
Tellabs, Inc. (1)	25,118	101,979
		$436,936,604
Computer Peripherals — 0.9%
Dell, Inc. (1)	4,212,986	$69,430,009
EMC Corp. (1)	1,746,372	20,886,609
Lexmark International, Inc., Class A (1)	1,089,157	35,473,843
NetApp, Inc. (1)	418,798	7,634,688
		$133,425,149
Computers & Peripherals — 1.8%
Apple, Inc. (1)	189,506	$21,539,252
Hewlett-Packard Co.	918,557	42,474,076
International Business Machines Corp.	1,710,652	200,077,858
		$264,091,186
Construction & Engineering — 0.0%
Jacobs Engineering Group, Inc. (1)	85,889	$4,664,632
		$4,664,632
Construction Materials — 0.1%
CRH PLC	159,526	$3,400,729
Vulcan Materials Co.	201,862	15,038,719
		$18,439,448
Consumer Finance — 0.8%
American Express Co.	668,950	$23,700,898
Capital One Financial Corp.	1,500,778	76,539,678
Discover Financial Services	1,230,162	17,000,839
SLM Corp. (1)	11,782	145,390
		$117,386,805
Containers & Packaging — 0.1%
Bemis Co., Inc.	233,186	$6,111,805
Sonoco Products Co.	38,555	1,144,312
Temple-Inland, Inc.	90,660	1,383,472
		$8,639,589
Distributors — 0.1%
Genuine Parts Co.	188,424	$7,576,529
		$7,576,529

Diversified Consumer Services — 0.3%
Apollo Group, Inc., Class A (1)	25,777	$1,528,576
H&R Block, Inc.	1,603,312	36,475,348
		$38,003,924
Diversified Financial Services — 2.1%
Bank of America Corp.	3,456,485	$120,976,975
Citigroup, Inc.	2,190,736	44,931,995
CME Group, Inc.	12,251	4,551,369
ING Groep NV ADR	41,170	881,038
IntercontinentalExchange, Inc. (1)	13,162	1,061,910
JPMorgan Chase & Co.	2,666,736	124,536,571
Moody’s Corp.	319,602	10,866,468
		$307,806,326
Diversified Telecommunication Services — 1.8%
AT&T, Inc.	1,550,804	$43,298,448
BCE, Inc.	2,653,500	92,102,985
Bell Aliant Regional Communications, Inc. (1) (2)	80,494	1,891,972
Deutsche Telekom AG ADR	1,759,603	26,798,754
Embarq Corp.	10,156	411,826
Fairpoint Communications, Inc.	7,452	64,609
McLeod USA, Inc., Class A (1) (3)	947	0
RSL Communications, Ltd., Class A (1) (3)	247,161	0
Telefonos de Mexico SA de CV ADR	2,019,435	52,000,451
Telmex Internacional SAB de CV ADR	2,019,435	26,252,655
Verizon Communications, Inc.	512,784	16,455,239
Windstream Corp.	906,552	9,917,679
		$269,194,618
Electric Utilities — 0.5%
Duke Energy Corp.	432,532	$7,539,033
Exelon Corp.	1,011,736	63,354,908
Southern Co. (The)	68,451	2,579,918
		$73,473,859
Electrical Equipment — 0.7%
Emerson Electric Co.	2,491,519	$101,629,060
Rockwell Automation, Inc.	112,400	4,197,016
Roper Industries, Inc.	46,244	2,634,058
Sunpower Corp., Class B (1)	14,462	998,591
		$109,458,725
Electronic Equipment, Instruments & Components — 0.3%
Agilent Technologies, Inc. (1)	459,702	$13,634,761
Arrow Electronics, Inc. (1)	8,750	229,425
Flextronics International, Ltd. (1)	360,068	2,549,281
Jabil Circuit, Inc.	1,412,782	13,477,940
National Instruments Corp.	88,674	2,664,654
Plexus Corp. (1)	136,970	2,835,279
Tyco Electronics, Ltd.	247,546	6,847,122
		$42,238,462
Energy Equipment & Services — 0.9%
Baker Hughes, Inc.	204,980	$12,409,489
Halliburton Co.	846,847	27,429,374
Schlumberger, Ltd.	1,176,016	91,835,089
Transocean, Inc. (1)	81,993	9,006,111
		$140,680,063
Food & Staples Retailing — 2.7%
Costco Wholesale Corp.	913,115	$59,288,557
CVS Caremark Corp.	2,410,871	81,149,918
Kroger Co. (The)	1,311,117	36,029,495
Safeway, Inc.	493,000	11,693,960
Sysco Corp.	2,315,067	71,373,516
Walgreen Co.	970,966	30,061,107
Wal-Mart Stores, Inc.	2,025,904	121,331,391
		$410,927,944

Food Products — 2.4%
Archer-Daniels-Midland Co. (4)	25,859	$566,359
Archer-Daniels-Midland Co.	1,933,767	42,368,835
Campbell Soup Co.	829,102	32,003,337
ConAgra Foods, Inc.	184,395	3,588,327
Del Monte Foods Co.	21,341	166,460
General Mills, Inc.	28,272	1,942,852
H.J. Heinz Co.	124,700	6,231,259
Hershey Co. (The)	518,821	20,514,182
J.M. Smucker Co. (The)	2,219	112,481
Kellogg Co.	5,556	311,692
Kraft Foods, Inc., Class A	309,574	10,138,549
Nestle SA	2,750,000	119,160,920
Sara Lee Corp.	2,664,799	33,656,411
TreeHouse Foods, Inc. (1)	1	30
Tyson Foods, Inc., Class A	110,347	1,317,543
Unilever NV	72,175	2,032,448
Unilever PLC ADR	1,755	47,754
William Wrigley Jr. Co.	996,966	79,159,100
		$353,318,539
Health Care Equipment & Supplies — 1.4%
Baxter International, Inc.	244,149	$16,023,499
Becton, Dickinson and Co.	63,708	5,113,204
Boston Scientific Corp. (1)	1,124,134	13,793,124
Covidien, Ltd.	194,413	10,451,643
Hospira, Inc. (1)	110,611	4,225,340
Medtronic, Inc.	2,632,126	131,869,513
St. Jude Medical, Inc. (1)	151,860	6,604,391
Stryker Corp.	168,467	10,495,494
Zimmer Holdings, Inc. (1)	273,546	17,660,130
		$216,236,338
Health Care Providers & Services — 1.5%
AmerisourceBergen Corp.	368,948	$13,890,892
Cardinal Health, Inc.	1,812,066	89,298,612
CIGNA Corp.	49,467	1,680,889
Express Scripts, Inc. (1)	196,994	14,542,097
Health Management Associates, Inc., Class A (1)	124,425	517,608
Henry Schein, Inc. (1)	946,563	50,962,952
IMS Health, Inc.	120,055	2,270,240
McKesson Corp.	6,462	347,720
Medco Health Solutions, Inc. (1)	341,633	15,373,485
PharMerica Corp. (1)	30,682	690,038
Sunrise Senior Living, Inc. (1)	8,000	110,320
Tenet Healthcare Corp. (1)	1,548	8,591
UnitedHealth Group, Inc.	441,856	11,218,724
WellPoint, Inc. (1)	604,715	28,282,521
		$229,194,689
Hotels, Restaurants & Leisure — 0.9%
Carnival Corp.	542,168	$19,165,639
Darden Restaurants, Inc.	147,345	4,218,487
International Game Technology	401,500	6,897,770
Interval Leisure Group, Inc. (1)	85,966	894,046
Marriott International, Inc., Class A	424,554	11,076,614
McDonald’s Corp.	913,251	56,347,587
Starbucks Corp. (1)	2,248,271	33,431,790
Wyndham Worldwide Corp.	110,649	1,738,296
Yum! Brands, Inc.	241,673	7,880,957
		$141,651,186
Household Durables — 0.2%
Blyth, Inc.	46,500	$527,310
D.R. Horton, Inc.	639,250	8,323,035
Fortune Brands, Inc.	117,478	6,738,538
Leggett & Platt, Inc.	466,474	10,164,468
Newell Rubbermaid, Inc.	101,321	1,748,800
		$27,502,151

Household Products — 3.7%
Clorox Co. (The)	31,145	$1,952,480
Colgate-Palmolive Co.	687,088	51,772,081
Energizer Holdings, Inc. (1)	76,555	6,166,505
Kimberly-Clark Corp.	604,685	39,207,775
Procter & Gamble Co.	6,471,588	451,004,968
		$550,103,809
Independent Power Producers & Energy Traders — 0.0%
AES Corp. (The) (1)	133,519	$1,560,837
		$1,560,837
Industrial Conglomerates — 2.4%
3M Co.	937,557	$64,044,519
General Electric Co.	11,773,086	300,213,693
Textron, Inc.	43,912	1,285,743
Tyco International, Ltd.	42,975	1,504,985
		$367,048,940
Insurance — 4.0%
Aegon NV ADR	5,272,475	$46,292,330
AFLAC, Inc.	2,241,953	131,714,739
Allstate Corp. (The)	191,074	8,812,333
AON Corp.	323,098	14,526,486
Arthur J. Gallagher & Co.	557,025	14,293,261
Berkshire Hathaway, Inc., Class A (1)	633	82,669,800
Berkshire Hathaway, Inc., Class B (1)	40,375	177,448,125
Chubb Corp.	28,354	1,556,635
Cincinnati Financial Corp.	66,783	1,899,309
Hartford Financial Services Group, Inc.	58,276	2,388,733
Lincoln National Corp.	142,644	6,106,590
Manulife Financial Corp.	246,658	9,049,882
Marsh & McLennan Cos., Inc.	416,877	13,240,014
MetLife, Inc.	81	4,536
Old Republic International Corp.	288,810	3,682,327
Progressive Corp.	2,604,979	45,326,635
Torchmark Corp.	318,929	19,071,954
Travelers Companies, Inc. (The)	341,539	15,437,563
UnumProvident Group	39,000	978,900
XL Capital Ltd., Class A	14,855	266,499
		$594,766,651
Internet & Catalog Retail — 0.1%
Amazon.com, Inc. (1)	43,801	$3,186,961
Expedia, Inc. (1)	403,096	6,090,781
HSN, Inc. (1)	85,966	946,486
Ticketmaster (1)	85,966	922,415
		$11,146,643
Internet Software & Services — 0.9%
eBay, Inc. (1)	1,266,744	$28,349,731
Google, Inc., Class A (1)	267,204	107,020,546
IAC/InterActiveCorp (1)	214,916	3,718,047
VeriSign, Inc. (1)	14,758	384,889
		$139,473,213
IT Services — 2.3%
Accenture, Ltd., Class A	2,739,520	$104,101,760
Acxiom Corp.	74,785	937,804
Automatic Data Processing, Inc.	1,464,001	62,586,043
Broadridge Financial Solutions, Inc.	18,897	290,825
Computer Sciences Corp. (1)	226,702	9,111,153
DST Systems, Inc. (1)	22,600	1,265,374
Fiserv, Inc. (1)	836,355	39,576,319
Gartner, Inc., Class A (1)	27,575	625,401
Metavante Technologies, Inc. (1)	178,913	3,445,864
Paychex, Inc.	983,240	32,476,417
Perot Systems Corp. (1)	63,212	1,096,728
Total System Services, Inc.	165,125	2,708,050
Western Union Co.	3,320,585	81,918,832
		$340,140,570

Leisure Equipment & Products — 0.0%
Eastman Kodak Co.	3,790	$58,290
Mattel, Inc.	22,565	407,073
		$465,363
Life Sciences Tools & Services — 0.2%
Dionex Corp. (1)	37,300	$2,370,415
Invitrogen Corp. (1)	693,826	26,226,623
PerkinElmer, Inc.	34,000	848,980
Thermo Fisher Scientific, Inc. (1)	18,700	1,028,500
		$30,474,518
Machinery — 3.2%
Caterpillar, Inc.	215,929	$12,869,368
Danaher Corp.	3,242,491	225,028,875
Deere & Co.	2,883,301	142,723,399
Dover Corp.	653,465	26,498,006
Illinois Tool Works, Inc.	1,727,846	76,802,755
ITT Industries, Inc.	8,428	468,681
Parker Hannifin Corp.	44,877	2,378,481
		$486,769,565
Media — 4.0%
Ascent Media Corp., Class A (1)	755	$18,430
CBS Corp., Class A	4,000	58,520
CBS Corp., Class B	314,270	4,582,057
Comcast Corp., Class A	2,768,169	54,339,157
Comcast Corp., Class A Special	3,535,740	69,724,793
Discovery Holding, Inc., Class A (1)	7,555	107,659
Discovery Holding, Inc., Class C (1)	7,555	106,979
DISH Network Corp., Class A (1)	35,150	738,150
Entercom Communications Corp.	200,000	1,004,000
Gannett Co., Inc.	442,969	7,490,606
Havas Advertising	3,047,734	9,550,794
Idearc, Inc.	13,266	16,583
Interpublic Group of Cos., Inc. (1)	767,671	5,949,450
Liberty Capital, Class A (1)	7,556	101,099
Liberty Entertainment, Series A (1)	33,260	830,502
Liberty Global, Inc., Series A (1)	2,381	72,144
Liberty Global, Inc., Series C (1)	2,382	66,910
Liberty Interactive, Series A (1)	37,777	487,701
Live Nation, Inc. (1)	8,750	142,363
McGraw-Hill Cos., Inc. (The)	305,333	9,651,576
New York Times Co. (The), Class A	22,468	321,068
News Corp., Class A	188,031	2,254,492
Omnicom Group, Inc.	4,808,890	185,430,798
Publicis Groupe	329,132	10,343,468
Scripps Networks Interactive, Class A	51,066	1,854,206
Time Warner, Inc.	4,052,075	53,122,703
Viacom, Inc., Class A (1)	4,000	99,440
Viacom, Inc., Class B (1)	289,254	7,185,069
Vivendi SA	128,988	4,034,817
Walt Disney Co.	4,887,606	150,000,628
Washington Post Co., Class B	25,350	14,113,866
WPP Group PLC ADR	67,544	2,749,041
		$596,549,069
Metals & Mining — 0.0%
Alcoa, Inc.	85,947	$1,940,683
Freeport-McMoRan Copper & Gold, Inc., Class B	1,541	87,606
		$2,028,289
Multiline Retail — 1.3%
Dollar Tree, Inc. (1)	30,000	$1,090,800
JC Penney Co., Inc.	98,429	3,281,623
Macy’s, Inc.	230,860	4,150,863
Nordstrom, Inc.	131,384	3,786,487
Sears Holdings Corp. (1)	4,107	384,005
Target Corp.	3,610,237	177,082,125
		$189,775,903

Multi-Utilities — 0.0%
Ameren Corp.	5,000	$195,150
PG&E Corp.	3,000	112,350
Wisconsin Energy Corp.	9,576	429,962
		$737,462
Office Electronics — 0.0%
Xerox Corp.	10,000	$115,300
Zebra Technologies Corp., Class A (1)	13,500	375,975
		$491,275
Oil, Gas & Consumable Fuels — 11.5%
Anadarko Petroleum Corp.	4,381,890	$212,565,484
Apache Corp.	2,147,950	223,988,226
BP PLC ADR	4,762,076	238,913,353
Chevron Corp.	701,084	57,825,408
ConocoPhillips	5,725,654	419,404,155
Devon Energy Corp.	568,771	51,871,915
El Paso Corp.	94,925	1,211,243
Exxon Mobil Corp.	6,201,761	481,628,759
Hess Corp.	53,360	4,379,789
Marathon Oil Corp.	177,844	7,090,640
Murphy Oil Corp.	78,679	5,046,471
Royal Dutch Shell PLC ADR, Class A	157,131	9,272,300
Royal Dutch Shell PLC ADR, Class B	9,594	547,721
Spectra Energy Corp.	263,315	6,266,897
Suncor Energy, Inc.	8,100	341,334
Williams Cos., Inc.	223,515	5,286,130
		$1,725,639,825
Paper & Forest Products — 0.0%
International Paper Co.	81,911	$2,144,430
		$2,144,430
Paper and Forest Products — 0.0%
Neenah Paper, Inc.	7,381	$146,144
Weyerhaeuser Co.	85,055	5,152,632
		$5,298,776
Personal Products — 0.0%
Avon Products, Inc.	10,400	$432,328
Estee Lauder Cos., Inc., Class A	13,035	650,577
		$1,082,905
Pharmaceuticals — 8.6%
Abbott Laboratories	3,839,620	$221,085,320
Allergan, Inc.	282,562	14,551,943
Bristol-Myers Squibb Co.	3,764,878	78,497,706
Eli Lilly & Co.	4,374,225	192,597,127
Forest Laboratories, Inc. (1)	56,729	1,604,296
GlaxoSmithKline PLC ADR	463,128	20,127,543
Johnson & Johnson	3,899,115	270,130,687
King Pharmaceuticals, Inc. (1)	152,305	1,459,082
Merck & Co., Inc.	2,107,142	66,501,402
Mylan, Inc. (1)	6,832	78,021
Novo Nordisk A/S ADR	365,229	18,699,725
Pfizer, Inc.	12,739,571	234,917,689
Schering-Plough Corp.	1,809,629	33,423,848
Shering AG ADR	25,000	2,875,000
Teva Pharmaceutical Industries, Ltd., ADR	1,676,674	76,774,902
Watson Pharmaceuticals, Inc. (1)	508,293	14,486,351
Wyeth Corp.	909,627	33,601,621
		$1,281,412,263
Real Estate Management & Development — 0.0%
Forest City Enterprises, Inc., Class A	56,500	$1,732,855
Forestar Real Estate Group, Inc. (1)	30,220	445,745
		$2,178,600

Road & Rail — 0.1%
Avis Budget Group, Inc. (1)	55,110	$316,331
Burlington Northern Santa Fe Corp.	56,044	5,180,147
CSX Corp.	3,276	178,771
Norfolk Southern Corp.	15,220	1,007,716
Union Pacific Corp.	132,257	9,411,408
		$16,094,373
Semiconductors & Semiconductor Equipment — 1.9%
Analog Devices, Inc.	585,574	$15,429,875
Applied Materials, Inc.	1,090,431	16,498,221
Broadcom Corp., Class A (1)	976,939	18,200,374
Cypress Semiconductor Corp. (1)	52,742	275,313
Intel Corp.	11,190,457	209,597,260
KLA-Tencor Corp.	148,373	4,696,005
Linear Technology Corp.	123,388	3,783,076
LSI Corp. (1)	141,203	756,848
Maxim Integrated Products, Inc.	263,099	4,762,092
Texas Instruments, Inc.	585,949	12,597,904
Verigy, Ltd. (1)	4,107	66,862
Xilinx, Inc.	24,830	582,264
		$287,246,094
Software — 2.6%
Activision Blizzard, Inc. (1)	55,600	$857,908
Adobe Systems, Inc. (1)	490,317	19,352,812
CA, Inc.	50,671	1,011,393
Compuware Corp. (1)	150,944	1,462,647
Electronic Arts, Inc. (1)	21,405	791,771
Intuit, Inc. (1)	397,458	12,563,647
Microsoft Corp.	7,131,565	190,341,470
Oracle Corp. (1)	7,130,966	144,829,919
SAP AG ADR	400,000	21,372,000
Symantec Corp. (1)	225,808	4,421,321
		$397,004,888
Specialty Retail — 1.4%
Abercrombie & Fitch Co., Class A	4,015	$158,392
Best Buy Co., Inc.	280,415	10,515,563
Collective Brands, Inc. (1)	23,100	422,961
Gap, Inc. (The)	89,138	1,584,874
Home Depot, Inc.	4,162,808	107,775,099
Limited Brands, Inc.	75,471	1,307,158
Lowe’s Companies, Inc.	1,258,868	29,822,583
RadioShack Corp.	74,318	1,284,215
Sherwin-Williams Co. (The)	500	28,580
Staples, Inc.	275,430	6,197,175
TJX Companies, Inc. (The)	1,701,405	51,926,881
		$211,023,481
Textiles, Apparel & Luxury Goods — 1.5%
Coach, Inc. (1)	713,145	$17,857,151
Hanesbrands, Inc. (1)	358,580	7,799,115
Nike, Inc., Class B	3,058,444	204,609,904
		$230,266,170
Thrifts & Mortgage Finance — 0.0%
Guaranty Financial Group, Inc. (1)	30,220	$119,369
Tree.com, Inc. (1)	14,327	69,056
		$188,425
Tobacco — 0.2%
Altria Group, Inc.	373,386	$7,407,978
Philip Morris International, Inc.	588,247	28,294,681
		$35,702,659

Wireless Telecommunication Services — 0.1%
Sprint Nextel Corp.	387,986	$2,366,715
Telephone and Data Systems, Inc.	9,252	330,759
Telephone and Data Systems, Inc., Special Shares	24,636	884,432
Vodafone Group PLC ADR	302,728	6,690,289
		$10,272,195
Total Common Stocks (identified cost $11,699,899,034)		$14,555,824,950

Convertible Preferred Stocks — 0.0%

Security	Shares	Value
Independent Power Producers & Energy Traders — 0.0%
Enron Corp. (1) (3)	11,050	$0
		$0
Total Convertible Preferred Stocks (identified cost $16,626,069)		$0

Other Investments — 0.0%

Security	Shares	Value
Commercial Banks — 0.0%
Wachovia Corp. (Dividend Equalization Preferred Shares)	166,518	$166
		$166
Software — 0.0%
Seagate Technology, Inc. (Tax Refund Rights) (1) (3)	197,392	$0
		$0
Total Other Investments (identified cost $39,407)		$166

Short-Term Investments — 2.4%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 2.18% (5)	$355,821	$355,820,504
Total Short-Term Investments (identified cost $355,820,504)		$355,820,504
Total Investments — 99.5% (identified cost $12,072,385,014)		$14,911,645,620
Other Assets, Less Liabilities — 0.5%		$74,841,028
Net Assets — 100.0%		$14,986,486,648

ADR	—	American Depository Receipt

(1)		Non-income producing security.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2008, the aggregate value of the securities is $1,891,972 or 0.01% of the Portfolio’s net assets.

(3)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4)		Restricted security.

(5)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments.  The rate shown is the annualized seven-day yield as of September 30, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended September 30, 2008 was $3,231,226.

The Portfolio did not have any open financial instruments at September 30, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,107,103,306
Gross unrealized appreciation	$10,815,580,491
Gross unrealized depreciation	(11,038,177)
Net unrealized appreciation	$10,804,542,314

At September 30, 2008, the Portfolio owned the following securities (representing less than 0.01% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities).  The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities.  The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of	Eligible for
Description	Acquisition	Resale	Shares/Face	Cost	Value
Common Stocks
Archer-Daniels-Midland Co.	12/13/07	12/13/08	25,859	$1,000,017	$566,359
Total Restricted Securities				$1,000,017	$566,359

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective January 1, 2008.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing the Portfolio’s securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2008, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$14,608,408,008
Level 2	Other Significant Observable Inputs	$303,237,612
Level 3	Significant Unobservable Inputs	$0
Total		$14,911,645,620

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities*
Balance as of December 31, 2007	$0
Realized gains (losses)	0
Change in net unrealized appreciation (depreciation)	0
Net purchases (sales)	—
Net transfers to (from) Level 3	—
Balance as of September 30, 2008	$0

* All Level 3 assets held at December 31, 2007 and September 30, 2008 were valued at $0.

For information on the Portfolio’s policy regarding valuation of investment and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semi-annual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	November 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	November 21, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	November 21, 2008